LEGG MASON PARTNERS INVESTMENT TRUST

SUPPLEMENT DATED SEPTEMBER 3, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

OF EACH FUND LISTED IN SCHEDULE A

The following replaces the section of each Fund’s SAI titled “Portfolio Managers – Portfolio Managers Securities Ownership”:

The table below identifies ownership of equity securities of the Fund by the portfolio managers responsible for the day-to-day management of the Fund as of December 31, 2020.

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Corporate Credit
John McClain*	100,001-500,000
William Zox*	Over 1,000,000

High Yield Fund
John McClain*	Over 1,000,000
William Zox*	Over 1,000,000

*	Effective upon the closing of the acquisition of assets of the Predecessor Fund (as defined below).

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	July 30, 2021

BrandywineGLOBAL – High Yield Fund	July 30, 2021

Please retain this supplement for future reference.

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